Note 10 - Summary of Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Note 10 - Summary of Stock Options (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Outstanding Options
			Weighted
		Weighted	Average
	Number	Average	Remaining
	of	Exercise	Contractual
	Shares	Price	Term (years)

Options outstanding as of December 31, 2013	363,413	$2.94	8.80
Options granted	1,901,476	$0.60
Options assumed from PLC	68,238	$10.24
Options canceled	(38,593)	$1.75
Options outstanding as of September 30, 2014	2,294,534	$1.02	9.67

		Outstanding Options
				Weighted
	Shares		Weighted	Average
	Available	Number	Average	Remaining
	for	of	Exercise	Contractual
	Grant	Shares	Price	Term (years)

Shares reserved at plan inception	1,000,000	-	$-
Options granted	(51,500)	51,500	0.001
Balances as of December 31, 2006	948,500	51,500	0.001	9.96
Additional shares reserved	2,000,000	-	-
Options granted	(867,000)	867,000	0.06
Options forfeited	5,000	(5,000)	0.001
Balances as of December 31, 2007	2,086,500	913,500	0.06	9.82
Options granted	(72,500)	72,500	0.06
Balances as of December 31, 2008	2,014,000	986,000	0.06	8.87
Options granted	(1,892,029)	1,892,029	0.06
Options exercised	-	(322,395)	0.06
Options forfeited	377,605	(377,605)	0.06
Balances as of December 31, 2009	499,576	2,178,029	0.06	9.00
Additional shares reserved	461,957	-	-
Options granted	(771,412)	771,412	0.05
Options exercised	-	(173,455)	0.001
Options forfeited	12,500	(12,500)	0.06
Balances as of December 31, 2010	202,621	2,763,486	0.06	8.40
Additional shares reserved	500,000	-	-
Options granted	(345,000)	345,000	0.12
Options exercised	-	(9,000)	0.001
Options forfeited	139,000	(139,000)	0.06
Repurchase of restricted stock options	5,250	-
Balances as of December 31, 2011	501,871	2,960,486	0.07	7.70
Additional shares reserved	80,000,000	-	-
Options granted	(43,694,521)	43,694,521	0.01
Options exercised	-	(1,866,903)	0.07
Balances as of December 31, 2012	36,807,350	44,788,104	0.01	9.74
Options granted	(11,873,890)	11,873,890	0.01
Options cancelled	11,515,876	(11,515,876)	0.01
Balances as of December 31, 2013	36,449,336	45,146,118	$0.01	8.80

Options vested and expected to vest as of December 31, 2013		43,338,910	$0.01	8.80
Options vested as of December 31, 2013		15,025,985	$0.02	8.60

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable
					Weighted
			Number	Weighted	Average	Number	Weighted
			Outstanding	Average	Remaining	Exercisable	Average
Range of			as of	Exercise	Contractual	as of	Exercise
Exercise Prices			September 30, 2014	Price	Term (Years)	September 30, 2014	Price

	$0.12		320	$0.12	2.21	320	$0.12
	$0.60		1,901,476	$0.60	10.00	20,000	$0.60
	$1.24		314,036	$1.24	8.15	314,036	$1.24
$7.00	-	$9.00	59,372	$8.63	8.28	59,372	$8.63
$12.00	-	$18.63	19,081	$15.29	6.79	19,081	$15.29
	$37.00		250	$37.00	3.72	250	$37.00
			2,294,535	$1.02	9.67	413,059	$2.94

	Options Outstanding		Options Vested
		Weighted
		Average		Weighted
		Remaining		Average
Exercise	Number	Contractual	Number	Exercise
Price	Outstanding	Life (Years)	of Options	Price

$0.001	40,000	2.95	40,000	$0.001
0.06	980,250	5.68	921,104	0.06
0.15	514,833	7.94	447,055	0.15
0.01	43,611,035	8.89	13,617,826	0.01
	45,146,118	8.80	15,025,985	$0.02

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Nine Months Ended
	September 30,
	2014	2013

Expected term (in years)	5	5
Average volatility	61%	67%
Risk-free interest rate	1.80%	0.87%
Dividend yield	0%	0%

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013

Research and development	$101	$976	$667	$(7,016)
General and administrative	113,245	15,308	142,976	73,017
Total	$113,346	$16,284	$143,643	$66,001

Employee Stock Option [Member]
Note 10 - Summary of Stock Options (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
			Cumulative for the Period
			September 21, 2005
			(Date of Inception) to
	2012	2013	December 31, 2013

Expected term (in years)	5.00	5.00	5.00 - 6.25
Expected volatility	68%	67%	60% - 79%
Risk-free interest rate	0.76% - 0.84%	0.84%	0.76% - 4.7%
Dividend yield	0%	0%	0%

Nonemployee Stock Option [Member]
Note 10 - Summary of Stock Options (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
			Cumulative for the Period
			September 21, 2005
			(Date of Inception) to
	2012	2013	December 31, 2013

Contractual term (in years)	4 - 10	3 - 10	3 - 10
Expected volatility	68%	67%	60% - 79%
Risk-free interest rate	0.72% - 1.78%	0.78% - 3.04%	0.56% - 4.7%
Dividend yield	0%	0%	0%